ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies
Basis of consolidation

a)	Basis of consolidation

The Unaudited Interim Consolidated Financial Statements incorporate the interim financial statements of the Company and entities controlled by the Company (its subsidiaries) made up to June 30, 2024.

Control over an investee is achieved by a person or entity when such person or entity (i) has power over the investee, (ii) has exposure, or has rights, to variable returns from its involvement with the investee or (iii) has the ability to use its power to affect the investee’s variable returns.

Codere Online holds 100% ownership of its subsidiaries except for (i) the AenP with LIFO, under which Codere Online is entitled to receive 99.99% of any distributed profits and (ii) Codere Online Argentina, S.A., of which SEJO will initially hold 95% and the economic rights over the remaining 5% once it is incorporated and duly registered. Consolidation of a subsidiary begins when Codere Online obtains control over the subsidiary and ceases when Codere Online loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the period are included in profit or loss from the date Codere Online gains control until the date when Codere Online ceases to control the subsidiary. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used in line with Codere Online’s accounting policies. All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of Codere Online are eliminated on consolidation.

Functional and presentation currency

b)	Functional and presentation currency

The functional currency of all entities comprising Codere Online is the currency of the countries in which they operate. The presentation currency of Codere Online is the Euro and therefore, all balances and transactions denominated in currencies other than the Euro are deemed to be denominated in a foreign currency.

Transactions in foreign currencies are translated at their initial valuation at the spot exchange rate in effect at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the spot exchange rate prevailing at the balance sheet date. Exchange differences, both positive and negative, arising in this process, as well as those arising on settlement of these assets and liabilities, are recognized in the consolidated income statement for the period in which they arise.

Amounts presented in these Unaudited Interim Consolidated Financial Statements are in thousands of euros, unless otherwise stated.

Entities located in hyperinflationary economies

c)	Entities located in hyperinflationary economies

In accordance with IAS 29 “Financial Reporting in Hyperinflationary Economies” a subsidiary operates in a country with hyperinflationary economy when the cumulative inflation rate over three years approaches or exceeds 100%. The standard provides the following criteria for determining whether an economy is experiencing hyperinflation: The population expresses prices in terms of a foreign currency or a relatively stable index, the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency, sales and purchases on credit take place at prices that compensate for the expected loss of purchasing power during the credit period, even if the period is short or the inflation rate over 12 months is equal to or exceeds 50%.

Since 2018, the economy of Argentina, has been considered hyperinflationary under the above criteria and mainly because Argentina had a significant increase in inflation which by the end of 2018 had reached 48% per year (147% accumulated in three years until the year ended December 31, 2023).

When IAS 29 applies, the subsidiary’s financial statements are adjusted for the effects of changes in the general price level, in order to provide users with information that is more meaningful and useful, which means that:

-	Adjust the historical cost of the non-monetary assets and liabilities and the various equity items from the date of acquisition or incorporation onto the consolidated statement of financial position until the end of the interim financial period to reflect changes in the purchasing power of the currency as a result of inflation.

-	To reflect the gain or loss corresponding to the impact of the six month period’s inflation on the net monetary position on the income statement.

-	Adjust the different items on the income statement and cash flow statement by the inflationary index since their generation, with a balancing entry in financial results and a reconciling item in the cash flow statement, respectively.

-	Convert all components of the financial statements to the closing exchange rate. In the case of the Argentine companies, to the closing exchange rate as at 30 June 2024 being 976 pesos per euro.

At June 30, 2024, no other country than Argentina in which the consolidated entities of Codere Online are located is considered to have a hyperinflationary economy in accordance with the criteria established in this regard by IFRS-IASB.

Intangible assets

d)	Intangible assets

Intangible assets are carried at acquisition or production cost, less any accumulated amortization and impairment losses, if any. These assets are tested for impairment when events or circumstances arise that may indicate that their book value may not be recoverable.

Intangible assets can have (i) an indefinite useful life when, based on an analysis of all the relevant factors, it is concluded that there is no foreseeable limit to the period over which the asset is expected to generate net cash inflows for the consolidated entities or (ii) a finite useful life, in all other cases.

Intangible assets with indefinite useful lives are not amortized. When intangible assets have an indefinite life, an impairment analysis is required at least annually, regardless of whether there is a triggering event. Management performs an impairment analysis at the end of each reporting period or whenever there is any indication of impairment. As part of this analysis, management also reviews the remaining useful lives of the assets in order to determine whether they continue to be indefinite and, if this is not the case, to take the appropriate steps to amortize the asset.

As required, management also performs an analysis on intangible assets with definite useful lives in order to determine whether there are any potential indicators of impairment. Intangible assets with definite useful lives are amortized on a straight-line basis according to the following:

●	Licenses for computer programs acquired from third parties are capitalized based on the costs incurred to acquire them and to prepare each specific program for use. These costs are amortized over their estimated useful lives.

Property, plant and equipment (“PP&E”)

e)	Property, plant and equipment (“PP&E”)

Property, plant and equipment is carried at cost less any accumulated depreciation and impairment in value, if any.

Cost includes, among others, direct labour costs incurred in the installation and the relevant allocable portion of the indirect costs. Codere Online depreciates its property, plant and equipment from the time they can be placed in service, depreciating the cost of the assets on a straight-line basis over the assets’ estimated useful lives, which are as follows:

Years of estimated useful life
Machinery and equipment	3-10 years
Other fixtures, fittings and tools	3-15 years

Impairment of non-current assets

f)	Impairment of non-current assets

Non-current assets are assessed at each reporting date for indicators of impairment if there are certain events or changes indicating the possibility that the carrying amount may not be fully recoverable. Whenever such indicators arise, or in the case of assets which are subject to an annual impairment test, the recoverable amount is estimated. An asset’s recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future post-tax cash flows derived from the use of the asset or its cash generating unit, as applicable, are discounted to the asset’s present value using a post-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset, whenever the result obtained is the same that would be obtained by discounting pre-tax cash flows at a pre-tax discount rate.

Financial instruments

g)	Financial instruments

Classification of financial assets

Financial assets and financial liabilities are recognized when an entity within Codere Online becomes a party to the contractual provisions of a financial instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through net income or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through net income or loss are recognized immediately in the consolidated income statement.

Financial assets

Financial assets are classified into three main categories: amortized cost, fair value through net income or loss and fair value through OCI, depending on the business model and the characteristics of the contractual cash flows.

Loans, accounts receivable and financial assets that Codere Online expressly intends and is able to hold to maturity are subsequently measured at amortized cost less any related impairment losses.

Loans and accounts receivable maturing within no more than 12 months from the reporting date are classified as current items and those maturing within more than 12 months are classified as non-current items.

Impairment of financial assets

Codere Online recognizes a loss allowance for expected credit losses on investments in debt instruments which are measured at amortized cost. The amount of expected credit losses is updated on each reporting date to reflect changes in credit risk since the initial recognition of the financial instrument.

Codere Online recognizes lifetime Expected Credit Losses (“ECL”) for receivables, applying the simplified approach established by the IFRS 9 standard. As Codere Online’s historical credit loss experience between Group’s entities is nil, the expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (PD) of Codere Group and a loss given at default (LGD) of 100%.

Derecognition of financial assets

Codere Online derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or when it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another party. If Codere Online neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, Codere Online recognizes its retained interest in the asset and an associated liability for amounts it may have to pay. If Codere Online retains substantially all the risks and rewards of ownership of a transferred financial asset, Codere Online continues to recognize the financial asset and also recognizes a collateralized borrowing for the proceeds received.

With respect to the derecognition of a financial asset in its entirety, the difference between the asset’s carrying amount and the sum of the consideration received (and which will be received in the future) and the cumulative gain or loss that had been recognized in the Unaudited Interim Consolidated Financial Statements of Comprehensive Income and accumulated in equity is recognized in the Unaudited Interim Consolidated Income Statement.

Financial liabilities

Financial liabilities at amortized cost

Financial liabilities are subsequently measured at amortized cost using the effective interest method.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period. The effective interest rate is the exact rate that discounts estimated future cash payments (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) through the expected life of the financial liability, or (where appropriate) a shorter period, to the net carrying amount on initial recognition.

Financial liabilities at fair value through profit or loss

Financial liabilities are classified as at fair value through profit or loss (“FVTPL”) when the financial liability is (i) contingent consideration of an acquirer in a business combination, (ii) held for trading or (iii) it is designated as at FVTPL.

Financial liabilities at fair value through profit or loss are measured at fair value, with any gains or losses arising on changes in fair value recognized in profit or loss to the extent that they are not part of a designated hedging relationship. The net gain or loss recognized in profit or loss incorporates any interest paid on the financial liability and is included in net financial results in profit or loss.

For financial liabilities that are designated as at FVTPL, the amount of change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of changes in the liability’s credit risk in other comprehensive income would create or enlarge an accounting mismatch in the Unaudited Interim Consolidated Income Statements. The remaining amount of change in the fair value of liability is recognized in the Unaudited Interim Consolidated Income Statements. Changes in fair value attributable to a financial liability’s credit risk that are recognized in other comprehensive income are not subsequently reclassified to profit or loss; instead, they are transferred to retained earnings upon derecognition of the financial liability.

Derecognition of financial liabilities

Codere Online derecognizes financial liabilities when, and only when, Codere Online’s obligations are discharged, cancelled or expire. The difference between the carrying amount of the derecognized financial liability and the consideration paid and payable is recognized in the Unaudited Interim Consolidated Income Statements.

Accounting for warrants

The warrants meet the definition of a derivative financial instrument as they represent a written put option that gives the holders of the warrants the right to exchange them for Codere Online’s shares at a fixed price. Although the warrants will be exchanged for Codere Online’s shares based on the terms of the warrant agreement, the warrants were classified as a derivative financial liability measured at FVTPL, and not as an equity instrument. Changes in the fair value of the financial liability are presented in the Unaudited Interim Consolidated Income Statements under the heading “Finance income / (costs)”.

Cash and cash equivalents

h)	Cash and cash equivalents

Cash and cash equivalents comprise cash in hand and at banks, demand deposits and other short-term highly liquid investments with maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. These items are stated, based on their nature, at historical cost, amortized cost or fair value, which does not differ significantly from realizable value.

Revenue

i)	Revenue

Revenue from contracts with customers is recognized when service is provided to the customer at an amount that reflects the consideration to which Codere Online expects to be entitled in exchange for those services. Codere Online has generally concluded that it is the principal in its revenue arrangements because it typically controls the services before providing them to the customer.

Online gambling

Codere Online generates its revenues from online gambling (online casino and sports betting). Codere Online recognizes revenue from online gambling at a point in time when each wager has been made and resolved. It is recorded as gambling revenue in the accompanying Unaudited Interim Consolidated Income Statement, with liabilities recognized and measured as the aggregate net difference between funds deposited by customers plus winning wagers less losing wagers and less customers withdrawals. We report all the wins as revenue and our provider’s share is reported in other operating expenses.

Balances related to revenue

A liability is recognized as an obligation to provide the gambling service to a customer for which Codere Online has received consideration from the customer, at which time a contract liability is recognized under trade payables and other current liabilities. For example, online sports betting involves a player placing a wager on a particular outcome of a sporting event at some fixed odds.

Taxation

j)	Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax, if any.

Current tax

The tax currently payable is based on taxable income for the period. Taxable income differs from income before tax as reported in the Unaudited Interim Consolidated Income Statement because of items of income or expense that are taxable or deductible in other periods or years and items that are never taxable or deductible. Codere Online’s current tax is calculated using rates applicable for the tax period that have been enacted or substantively enacted by the end of the reporting period.

Global minimum top-up tax

The European Directive 2022/2523 (Pillar 2) legislation has been enacted in Luxembourg (Law of 22 December 2023), where the Ultimate Parent Company of the Codere Group is located. Codere Group is a multinational organization with global revenues exceeding 750 million euros, and Codere Online is part of this group. Given that the Pillar 2 legislation does not differentiate between business units within multinational groups, the safe harbor analysis does not indicate any impact in Luxembourg or any other jurisdiction where Codere Online operates.

Non-current and current assets and liabilities

k)	Non-current and current assets and liabilities

Presentation in the Unaudited Interim Consolidated Statement of Financial Position differentiates between current and non-current assets and liabilities. Assets and liabilities are regarded as current if they mature within one year or within the normal business cycle of Codere Online or are held-for-sale. Non-current assets and liabilities include all other types of assets and liabilities.

Critical judgments and use of estimates

l)	Critical judgments and use of estimates

No key assumptions made by Codere Online in preparing its estimates about future performance and other relevant sources of uncertainty at the reporting date that could have a significant impact on the Unaudited Interim Consolidated Financial Statements within the next financial six-month period.

Accounting policies

m)	Accounting policies - New IFRS, IFRIC and amendments to IFRS not effective as of June 30, 2024

Codere Online has adopted all of the applicable IFRS-IASB standards and amendments that were effective for periods ending June 30, 2024 and prior to such date. Codere Online has used the same accounting policies in its opening Unaudited Interim Consolidated Statement of Financial Position and through all of the periods presented in these Unaudited Interim Consolidated Financial Statements.

As of June 30, 2024, the following standards, amendments and interpretations have been published by the IASB, but their application is, for most of the cases presented, not yet mandatory for Codere Online, and Codere Online has not elected to early adopt the policies once allowed to do so. Codere Online intends to adopt these new and amended standards and interpretations, if applicable, when they become effective

As of the approval date of the Unaudited Interim Consolidated Financial Statements, the following standards, amendments and interpretations had been published by the IASB, but their application was not mandatory in certain cases:

Standards, amendments and interpretations	Description		Mandatory application for financial years starting on or after:
Amendments to the Classification and Measurement of Financial Instruments - Amendments to IFRS 9 and IFRS 7	On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:		January 1, 2026

	●	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;

	●	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;

	●	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and

	●	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

IFRS 18 Presentation and Disclosure in Financial Statements	IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, in particular those related to the statement of financial performance and providing management-defined performance measures within the financial statements.		January 1, 2027

IFRS 19 Subsidiaries without Public Accountability: Disclosures	Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements.		January 1, 2027

Codere Online estimates that no standards, amendments and interpretations in the preceding table will have a significant impact on the Unaudited Interim Consolidated Financial Statements in the initial period of application. However, Codere Online is currently assessing the detailed implications of applying IFRS 18 on Codere Online’s Unaudited Interim Consolidated Financial Statements.